Equity Method Investments:	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments:

4.                Equity Method Investments:

Details of the Company’s equity method investments did not change in the six-month period ended June 30, 2026, and are discussed in Note 4 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

a)	Interchart Shipping Inc. (or “Interchart”): In January 2026, the Company sold its holding to an unrelated party, resulting in a gain of $194 which is presented under “Other operational gain” in the unaudited interim condensed consolidated income statement for the six-month period ended June 30, 2026. The income or loss on investment is presented under “Equity in income/(loss) of investee” in the unaudited interim condensed consolidated income statements and amounted to ($55) and nil for the six-month periods ended June 30, 2025 and 2026 respectively. The related expenses for chartering, brokering and commercial services provided are presented under “Voyage expenses” in the unaudited interim condensed consolidated income statements and amounted to $2,070 and nil for the six-month periods ended June 30, 2025 and 2026, respectively.
b)	StarOcean Manning Philippines Inc. (or “Starocean”): The Company has a 25% ownership interest in Starocean. This investment is accounted for as an equity method investment. It is presented within “Long term investment” in the unaudited consolidated balance sheets and amounted to $294 as of December 31, 2025 and $327 as of June 30, 2026. The income on investment is presented under “Equity in income/(loss) of investee” in the unaudited interim condensed consolidated income statements and for the six-month periods ended June 30, 2025 and 2026 amounted to $37 and $33, respectively.
c)	Capesize Chartering Ltd. (or “CCL Pool”): The Company holds 33% of the CCL Pool. The investment in CCL Pool is presented within “Long term investment” in the unaudited consolidated balance sheets and amounted to $125 as of December 31, 2025 and as of June 30, 2026. The Company’s subsequent share of results of CCL Pool was insignificant for the six-month periods ended June 30, 2025 and 2026.